AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.1%
Affiliated Mutual Funds
AST BlackRock/Loomis Sayles Bond Portfolio*	19,399,891	$299,340,324
AST ClearBridge Dividend Growth Portfolio*	6,271,835	152,092,008
AST Emerging Markets Equity Portfolio*	2,018,127	21,452,687
AST Global Bond Portfolio*	108,002,903	1,293,874,775
AST Goldman Sachs Small-Cap Value Portfolio*	1,107,329	33,186,648
AST High Yield Portfolio*	7,718,071	91,690,682
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,929,011	154,252,967
AST International Growth Portfolio*	4,949,619	132,649,797
AST International Value Portfolio*	6,286,655	140,506,748
AST Jennison Large-Cap Growth Portfolio*	1,630,340	98,651,905
AST Large-Cap Core Portfolio*	15,366,913	395,544,332
AST Loomis Sayles Large-Cap Growth Portfolio*	1,315,436	113,929,929
AST MFS Growth Portfolio*	2,140,065	93,585,025
AST MFS Large-Cap Value Portfolio*	7,112,698	187,419,580
AST Mid-Cap Growth Portfolio*	894,845	13,896,942
AST Mid-Cap Value Portfolio*	445,389	18,154,056
AST Prudential Core Bond Portfolio*	75,997,005	1,033,559,264
AST QMA International Core Equity Portfolio*	8,646,746	121,573,246
AST Small-Cap Growth Opportunities Portfolio*	762,443	24,916,644
AST Small-Cap Growth Portfolio*	375,493	30,643,950
AST Small-Cap Value Portfolio*	914,668	31,931,057
AST T. Rowe Price Large-Cap Growth Portfolio*	1,805,227	118,350,701
AST T. Rowe Price Large-Cap Value Portfolio*	7,415,383	146,898,747
AST T. Rowe Price Natural Resources Portfolio*	774,201	18,735,666
AST Western Asset Core Plus Bond Portfolio*	46,571,306	673,886,794
AST Western Asset Emerging Markets Debt Portfolio*	5,336,258	66,329,683

Total Long-Term Investments (cost $4,757,711,228)(wd)		5,507,054,157

	Shares	Value
Short-Term Investments — 12.0%
Affiliated Mutual Fund — 11.7%
PGIM Core Ultra Short Bond Fund (cost $734,393,541)(wd)	734,393,541	$734,393,541

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
0.025%	06/17/21	17,000	16,999,674
(cost $16,999,091)

Total Short-Term Investments (cost $751,392,632)				751,393,215

TOTAL INVESTMENTS—100.1% (cost $5,509,103,860)				6,258,447,372

Liabilities in excess of other assets(z) — (0.1)%				(3,281,808)

Net Assets — 100.0%				$6,255,165,564

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
545	2 Year U.S. Treasury Notes	Jun. 2021	$120,295,976	$(119,606)
1,335	5 Year U.S. Treasury Notes	Jun. 2021	164,736,918	(2,015,463)
400	10 Year U.S. Treasury Notes	Jun. 2021	52,375,000	(1,322,192)
539	20 Year U.S. Treasury Bonds	Jun. 2021	83,326,031	(3,358,417)
484	Mini MSCI EAFE Index	Jun. 2021	53,046,400	(243,232)
188	Russell 2000 E-Mini Index	Jun. 2021	20,891,500	(1,190,399)
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AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
990	S&P 500 E-Mini Index	Jun. 2021	$196,386,300	$1,706,571
				$(6,542,738)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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